Consolidated Statements of Operations and Comprehensive Income (Unaudited) - ANYI NETWORK INC. - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Revenues		$ 109,363	$ 849,736
Total Revenues		109,363	849,736
Cost of revenues		89,405	394,958
Total cost of revenues		89,405	394,958
Gross profit		19,958	454,778
Operating expenses
Selling, general & administrative expenses		147,935	477,895
Total operating expenses		147,935	477,895
Loss from operations		(127,976)	(23,117)
Other income (expenses)
Other income		2,664	49,834
Other expense			(10,795)
Total other income		2,664	39,039
Loss from operations before provision of income taxes		(125,313)	15,922
Provision for income taxes expenses		2,165	58,386
Net loss		(127,478)	(42,464)
Comprehensive loss
Net loss		(127,478)	(42,464)
Other comprehensive income
Foreign currency translation adjustment		(70,510)	(8,776)
Total comprehensive loss		$ (197,988)	$ (51,240)
Loss per common share
Net loss per common share - basic and diluted	[1]	$ (0.02)	$ (0.01)
Weighted average Class A ordinary shares outstanding, basic and diluted		7,010,000	7,010,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.